Materials, energy and consumables used (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Materials, energy and consumables used
Cost of raw materials	R 71,016	R 78,030	R 79,774
Cost of energy and other consumables used in production process	14,354	12,079	10,815
Materials, energy and consumables used	R 85,370	R 90,109	R 90,589